Stock Plans, Share-Based Payments and Warrants (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Price Volatility	129.80%	129.80%
Risk-Free Interest Rates	1.86%	1.36%
Expected Life (in years)	5 years 10 months 2 days	5 years 10 months 28 days
Expected Dividend Yield	0.00%	0.00%